Share Capital (Details Textual) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions		12 Months Ended
	May 10, 2023 INR (₨) ₨ / shares	Mar. 31, 2024 INR (₨) shares ₨ / shares	Mar. 31, 2024 INR (₨) ₨ / shares $ / shares shares	Mar. 31, 2023 INR (₨) shares ₨ / shares	Mar. 31, 2023 INR (₨) shares ₨ / shares $ / shares	Mar. 31, 2022 ₨ / shares	Mar. 31, 2022 ₨ / shares $ / shares	Mar. 31, 2024 USD ($) shares
Details of Equity [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	₨ 40
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | ₨	₨ 6,673
Par value per share		₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5
Number of Treasury shares outstanding | shares		289,791	289,791	371,144	371,144			289,791
Treasury shares		₨ 991	₨ 991	₨ 1,269	₨ 1,269			$ 12
Rights, preferences and restrictions attaching to class of share capital		The Company has only one class of equity shares having a par value of Rs.5 per share. For all matters submitted to vote in a shareholders meeting of the Company, every holder of an equity share, as reflected in the records of the Company as on the record date set for the shareholders meeting, shall have one vote in respect of each share held. Should the Company declare and pay any dividends, such dividends will be paid in Indian rupees to each holder of equity shares in proportion to the number of shares held to the total equity shares outstanding as on that date. Indian law on foreign exchange governs the remittance of dividends outside India. In the event of liquidation of the Company, all preferential amounts, if any, shall be discharged by the Company. The remaining assets of the Company shall be distributed to the holders of equity shares in proportion to the number of shares held to the total equity shares outstanding as on that date.
Employee Stock Option, unappropriated inventory of shares sold value | ₨		₨ 211
Dr Reddys Employees Stock Option Scheme 2018 [Member]
Details of Equity [Line Items]
Number of share options exercised | shares		81,353		49,295	49,295
Treasury shares | ₨		₨ 991	₨ 991	₨ 1,269	₨ 1,269
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares					₨ 2,607		₨ 2,814
Weighted average share price | $ / shares			₨ 5,301		₨ 3,679
Employee Stock Option, unappropriated inventory of shares sold | shares		48,032
Dr Reddys Employees Stock Option Scheme 2018 [Member] | Exercise Price One [Member]
Details of Equity [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares			4,212
Dr Reddys Employees Stock Option Scheme 2018 [Member] | Exercise Price Two [Member]
Details of Equity [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares			₨ 4,338
Dr Reddys Employees Stock Option Scheme 2007 [Member]
Details of Equity [Line Items]
Par value per share		₨ 5	₨ 5
Weighted average exercise price of share options exercised in share-based payment arrangement		1,982		₨ 2,607		₨ 2,814
Weighted average share price		₨ 3,679